JOHN HANCOCK VARIABLE INSURANCE TRUST
200 Berkeley Street
Boston, MA 02116
April 29, 2025
VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:
John Hancock Variable Insurance Trust (the “Registrant”)
File Nos. 2-94157; 811-04146
CERTIFICATION UNDER RULE 497(j)
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the forms of Prospectus and Statements of Additional Information for the Registrant, each dated April 28, 2025, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statements of Additional Information contained in Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 128 under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 16, 2025 via EDGAR.
If you have any questions or comments, please call me at 617-572-0420.
Sincerely,
/s/ Harsha Pulluru
Harsha Pulluru Assistant Secretary of the Trust